Equity Method Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Summary of Equity Accounted Investees
As of December 31, 2024 and 2023, Company’s equity method accounted investees are as follows:

			Ownership Percentage			Carrying Value
Investee	Principal Activity	Place of Incorporation	December 31, 2024	December 31, 2023		December 31, 2024		December 31, 2023
IFS TopCo LLC (3)	Distribution	United States	37.1%	37.1%		17,356		15,032
Coca-Cola FEMSA:
Joint ventures:
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%		239		223
Fountain Agua Mineral, L.T.D.A.	Beverages	Brazil	50.0%	50.0%		818		808
Planta Nueva Ecología De Tabasco, S.A. de C.V.	Recycling	Mexico	50.0%	50.0%		1,392		1,139
Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”)	Sugar production	Mexico	36.4%	36.4%		3,654		3,454
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”)	Canned bottling	Mexico	26.5%	26.5%		195		215
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”)	Recycling	Mexico	35.0%	35.0%		91		99
Jugos del Valle, S.A.P.I. de C.V.	Beverages	Mexico	28.2%	28.2%		3,466		2,831
Leao Alimentos e Bebidas, L.T.D.A.	Beverages	Brazil	25.1%	25.1%		212		298
Alimentos de Soja S.A.U.	Beverages	Argentina	10.7%	10.7%		48		23
Other investments in Coca-Cola FEMSA	Various	Various	Various	Various		118		156
Proximity Americas Division:
Joint ventures:
Raizen Conveniências	Proximity	Brazil	50.0%	50.0%		929		1,636
Other investments (1) (3)	Various	Various	Various	Various		179		333
					Ps.	28,697	Ps.	26,247

(1)Associate.
(2)Joint ventures.
(3)As a result of the merger between Envoy Solutions and Brady Plus during October 2023, the Company owns 37.1% of the shares of IFS TopCo LLC, having significant influence over this investee, mainly because it has appointed directors who participate in the Board of IFS TopCo LLC (see Note 4).
Reconciliation from Equity of Associate to Investment of Company
Reconciliation from the equity of the associate IFS TopCo LLC to the investment of the Company.

		December 31, 2024				December 31, 2023
Amounts in millions		Peso		U.S. dollars		Peso		U.S. dollars
Equity attributable to the equity interest in IFS TopCo		Ps.	41,564	$.	2,051	Ps.	36,169	$.	2,141
Economic ownership percentage	%		37.08%		37.08%		37.08%		37.08
Investment in IFS TopCo investment exclusive of goodwill		Ps.	15,413	$.	760	Ps.	13,412	$.	794
Goodwill allocated			1,943		96		1,620		96
IFS TopCo investment (1)		Ps.	17,356	$.	856	Ps.	15,032	$.	890

(1)IFS TopCo purchase price allocation was finalized during the twelve month remeasurement period after the acquisition date.

Schedule of Company's Share of Other Comprehensive Income from Equity Investees, Net of Taxes
For the year ended December 31, 2024, 2023 and 2022, the Company’s share of other comprehensive income from equity investees, net of taxes are as follows:

	2024		2023		2022
Items that may be reclassified to consolidated net income:
Valuation of the effective portion of derivative financial instruments	Ps.	(32)	Ps.	(526)	Ps.	(286)
Exchange differences on translating foreign operations		292		6,623		2,655
Total	Ps.	260	Ps.	6,097	Ps.	2,369
Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the net defined benefit liability	Ps.	—	Ps.	897	Ps.	267